Condensed Consolidated Interim Balance Sheets € in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash and cash equivalents		$ 2,185	$ 4,447
Cash and cash equivalents	$ 3,138	2,154
Restricted cash	25	24	31
Investment in marketable securities (Note 5 (2))	271	307
Accounts receivable, net of allowance for doubtful account of $47 and $42 as of June 30, 2025 and December 31, 2024, respectively.	195	143	107
Short term loan (Note 4)	704	234
Inventories	16	21	122
Prepaid expenses	593	464	719
Other current assets	74	26	40
Assets of discontinued operations (Note 9)		31
Total Current assets	5,016	3,404	5,466
Long term prepaid expenses	127	244
Right-of-use asset arising from operating leases	24	8	56
Property and equipment, net	43	48	67
Investment in nonconsolidated affiliate (Note 3)		603	1,655
Long term loan (Note 5 (1))	451	350
Solar photovoltaic joint venture project (Note 6)	1,634	808
Solar projects under development (Note 8)	457
Total assets	7,752	5,465	7,244
Current Liabilities
Accounts payable	31	48	44
Other liabilities (Note 10)		532	735
Other liabilities	623	429
Current warrant liabilities	406	312
Liabilities of discontinued operations (Note 9)		103
Total current liabilities	1,060	892	779
Non current operating lease liabilities	13		7
Credit facility (Note 7)	699
Stock purchase warrants liability (Note 10(1))	429
Total liabilities	2,201	892	786
Stockholders’ Equity
Common stock, $ 0.0001 par value (“Common Stock”): 495,000,000 shares authorized as of June 30, 2025 and December 31, 2024; issued and outstanding 30,096,412 and 12,058,237 shares as of June 30, 2025 and December 31, 2024, respectively.	3	1		[1]
Preferred stock, $ 0.0001 par value (“Preferred Stock”): 5,000,000 shares authorized as of June 30, 2025 and December 31, 2024; issued and outstanding 0 shares as of June 30, 2025 and December 31, 2024.
Additional paid-in capital	46,053	39,327	35,866
Foreign currency translation adjustments	(36)	(26)	(26)
Accumulated deficit	(40,255)	(34,553)	(29,360)
Total Company’s stockholders’ equity	5,765	4,749	6,480
Non-controlling interests	(214)	(176)	(22)
Total stockholders’ equity	5,551	4,573	6,458
Total liabilities and stockholders’ equity	$ 7,752	$ 5,465	$ 7,244

[1]	Less than $1 thousand.